Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Abstract]
Restructuring Reserve	$ 39	$ 9
Rent and royalties	24	5
Non-trade payables	24	0
Joint venture payables	22	36
Hedging Liabilities, Current	15	1
Deferred Revenue, Current	14	8
Accrual for Taxes Other than Income Taxes, Current	13	7
Accrued Income Taxes, Current	11	8
Product Warranty Accrual, Current	11	16
Deferred Tax Liabilities, Gross, Current	3	43
Other Sundry Liabilities, Current	41	48
Other Liabilities, Current	217	181
Accrued Income Taxes, Noncurrent	45	42
Deferred Revenue	20	22
Accrual for Taxes Other than Income Taxes	19	23
Product Warranty Accrual, Noncurrent	10	7
Other Sundry Liabilities, Noncurrent	15	10
Other Liabilities, Noncurrent	$ 109	$ 104